EARNINGS PER SHARE - Schedule of Antidilutive Securities (Detail) - shares	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	3,350,666	4,083,844	2,512,767
Unvested RSU's [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	7,278,193	1,111,228	1,244,709
Manager LLC Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	26,415,650	0	23,242,032
EOC Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	144,549,587	0	141,711,612
EOC Profits Interest & Phantom Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	16,068,906	0	0
Accelerated Share Repurchase Agreement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Accelerated share repurchase agreement	0	(948,343)	0